As filed with the Securities and Exchange Commission on July 22, 1997

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                               X( X )
Registration No. 333-20177
Pre-Effective Amendment No. 1                        X( X )
Post-Effective Amendment No. _____                   X(   )
Registration Statement under the
Investment Company Act of 1940                       X( X )
Registration No. 811-08021
Amendment No. 1                                      X(   )


ISLAMIA GROUP OF FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)
1553 Bloomingdale Road, Suite #900                       60139
Glendale Heights, Illinois                            (Zip Code)
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code:  (630) 653-2666


Qamaruddin Ali Yar Khan                      Copies to:
1553 Bloomingdale Road, Suite #900           Eric F. Fess, Esq.
Glendale Heights, Illinois  60139            Chapman and Cutler
(Name and Address of Agent for               111 W. Monroe
  Service)                                   Chicago, Illinois  60603


It is proposed that this filing will become effective (check appropriate box):
X(  ) immediately upon filing pursuant
      to paragraph (b)
X(  ) on (date) pursuant to paragraph
      (b)
X(  ) 60 days after filing pursuant to
      paragraph (a)(1)
X(  ) on (date) pursuant to paragraph (a)(1)
X(  ) 75 days after filing pursuant to paragraph (a)(2)
X(  ) on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940,
Registrant hereby declares that an indefinite number of shares of the Trust are being registered under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall there-after become effective in accordance with Section 8(a) of the Securities
Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.



                               CONTENTS
                                  OF
                        REGISTRATION STATEMENT

The Registration Statement comprises the following papers and contents:

The Facing Sheet
Cross-Reference Sheet
Part A - Prospectus for Islamia Group of Funds
Part B - The Statement of Additional Information
Part C - Other Information
Signatures
Index to Exhibits
Exhibits

CROSS REFERENCE SHEET
FORM N-1A
ITEM

PART A                                                   PROSPECTUS CAPTIONS
1.  Cover Page                                           Cover Page
2.  Synopsis                                             Summary of Fund Expenses
3.  Condensed Financial Statement                        Not Applicable
4.  General Description of Registrant                    About the Fund; Organization;
                                                         Investment Policies; Investment
                                                         Restrictions
5.  Management of the Fund                               Management of the Funds; Portfolio
                                                         Transactions
5A. Management's Discussion of Fund Performance          Not Applicable
6.  Capital Stock and Other Securities                   Organization; Distributions and Taxes
7.  Purchase of Securities Being Offered                 How to Buy Fund Shares; Management of
                                                         the Funds; Net Asset Value
8.  Redemption or Repurchase                             How to Redeem Fund Shares
9.  Pending Legal Proceedings                            Not Applicable

PART B                                                   Statement of Additional Information

10. Cover Page                                           Cover Page
11. Table of Contents                                    Cover Page
12. General Information and History                      Not Applicable
13. Investment Objectives & Policies                     Investment Objectives and Policies of the Funds
14. Management of the Registrant                         Management of the Funds
15. Control Persons and Principal Holders of Securities  Principal Holders of Securities
16.  Investment Advisory and Other Services               Investment Advisory and Other Services; Independent Public
                                                         Accountants and Custodian
17. Brokerage Allocation and other Practices             Brokerage Allocation; Portfolio Turnover
18. Capital Stock and Other Securities                   See "Organization" in the Prospectus
19.  Purchase, Redemptions and Pricing                    Purchase, Redemption and Pricing
    of Securities Being Offered                          of Securities Being Offered
20. Tax Status                                           Tax Status
21. Underwriters                                         Distribution of Shares
22. Calculations of Performance Data                     Performance Data
23. Financial Statements                                 Financial Statements

PROSPECTUS
_____________, 1997

                          ISLAMIA GROUP OF FUNDS

                            ISLAMIA GROWTH FUND
                            ISLAMIA INCOME FUND

                  1553 Bloomingdale Road, Suite #900
                     Glendale Heights, IL  60139


The Islamia Group of Funds is an open-end diversified management company designed to meet the needs of various investors, and the particular needs of Muslims by investing in accordance with Islamic principles. The
Islamia Group of Funds currently offers two series to investors: the Islamia Growth Fund and the Islamia Income Fund. The Islamia Growth Fund seeks to provide long-term capital growth to investors. The Islamia Income Fund seeks to provide current income and capital appreciation by investing in a portfolio of equity securities.



This Prospectus, which should be retained for future reference, sets forth information that you should know before you invest. A Statement of Additional Information dated ___________, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy of the Statement of Additional Information, write to Income Achievers, Inc., 1553 Bloomingdale Road, Suite #900, Glendale Heights, IL 60139 or call toll-free at 888-786-9200.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEES OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES AUTHORITY NOR HAS THE COMMISSION OR ANY STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS
                                                                   PAGE
SUMMARY OF FUND EXPENSES                                            1
ABOUT THE FUND                                                      2
INVESTMENT POLICIES                                                 3
PORTFOLIO TURNOVER                                                  6
INVESTMENT RESTRICTIONS                                             7
INVESTMENT RESULTS                                                  7
HOW TO BUY FUND SHARES                                              7
HOW TO REDEEM FUND SHARES                                           8
MANAGEMENT OF THE FUNDS                                            11
PORTFOLIO TRANSACTIONS                                             12
NET ASSET VALUE                                                    12
HOW THE FUNDS SHOW PERFORMANCE                                     12
DISTRIBUTIONS AND TAXES                                            13
GENERAL INFORMATION                                                14


SUMMARY OF FUND EXPENSES

The purpose of the table below is to help you understand all expenses and fees that you would bear directly or indirectly as a Fund shareholder. The percentages shown are estimated for the current fiscal year. Actual fees and expenses may be greater or less than those shown. An example of how the expenses work follows the table.

                                                               ISLAMIA       ISLAMIA
                                                               INCOME        GROWTH
Shareholder Transaction Expenses                               FUND          FUND
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)                          3%            3%
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering price)                NONE          NONE
Deferred Sales Loads (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                 NONE          NONE
Redemption Fees (as a percentage of
amount redeemed)                                               NONE          NONE
Exchange Fee                                                   NONE          NONE

                                                              ISLAMIA         ISLAMIA
Annual Fund Operating Expenses                                INCOME          GROWTH
  (as a percentage of average net assets)                     FUND            FUND
Management and Administrative Fees                            0.80%           0.80%
12b-1 Expenses                                                NONE            NONE
Other Expenses*                                               0.52%           0.73%
Total Fund Operating Expenses                                 1.32%           1.53%

---------
[FN]

* Other Expenses include an estimate of the transfer agency fees payable to the Adviser for serving as transfer and disbursement agent at an annual rate of $10 per account based on a projected 400 shareholder accounts.

EXAMPLE*

For the Funds listed below, you would pay the following expenses on a $1,000 investment assuming: (1) 5% annual rate of return; and (2) redemption at the end of each period in the Fund:

                                             1 YEAR         3 YEARS
                                             ______         _______
Islamia Growth Fund                          $45.10         $76.89
Islamia Income Fund                          $43.04         $70.58
_______________________________
* This example does not represent past or future expenses, which may be greater or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. This example assumes that the percentage amounts listed under Annual Operating Expenses remain the same in each of the periods. For additional information about the Fund's fees and expenses, see Management of the Funds.

ABOUT THE FUND

Islamia Group of Funds (the "Trust") is designed to meet the needs of various investors, and the particular needs of Muslims by investing in accordance with Islamic principles. The Islamia Group of Funds was organized as a Massa-chusetts business trust on December 23, 1996. The Trust is an open-end diversified management investment company. The Trust is designed as a series trust that may offer several separate funds to investors. Currently, the Trust offers two series: the Islamia Growth Fund and the Islamia Income
Fund (collectively, the "Funds").  The primary objective of the Islamia
Growth Fund is long-term capital growth, consistent with Islamic principles. The objective of the Islamia Income Fund is current income and appreciation of capital, consistent with Islamic principles. The provision of current income is the Islamia Income Fund's primary objective and the appreciation of capital is a secondary objective. The investment decisions of both Funds are made in accordance with Islamic principles. The investment objectives of the Funds cannot be changed without shareholder approval.

RISKS AND SPECIAL CONSIDERATIONS


The Funds pursue their investment objectives by investing in equity securities, including foreign securities. There can be no assurance that the Funds will achieve their investment objectives. The Funds have no prior operating history and the Funds' investment adviser has no previous experience advising a mutual fund. Further, the value of Fund shares will fluctuate as the value of the securities in which the Funds invest fluctuate. Accordingly, an investment in Fund shares should be made with an understanding of the risks which an investment in common stock entails, including the risk that the financial condition of the issuers of the underlying securities or the general condition of the common stock market may worsen, and the value of the under-lying securities and therefore the value of Fund shares may decline. The Funds also invest only in companies whose activities are consistent with Islamic principles as described in more detail below. This restriction will limit the investment opportunities available to the Funds more than is customary for other mutual funds. The Funds may also have to forego attractive investment opportunities to remain consistent with Islamic principles. Consequently, the return on securities chosen by the Funds may be lower than if the Funds considered only investment criteria when making their investments. Furthermore, if subsequent to an investment the Adviser or Board of Trustees determine the security is inconsistent with Islamic principles, a Fund may have to divest the securities at a disadvantageous time which may have an adverse impact on the Fund's performance. Finally, to be consistent with Islamic principles, the Funds are precluded from purchasing any securities which pay interest, including any securities issued by the United States government or its agencies, certificates of deposit, commercial paper, or other short-term corporate notes, bonds or debentures.



The Funds may also invest in foreign securities; however, they currently limit such investments to 5% of their assets and intend to invest primarily in American Depository Receipts ("ADRs") of foreign companies. Such invest-ments involve opportunities and risks not typically associated with investing in U.S. companies. In addition, to the extent the Funds invest primarily in common stocks, the Funds do not necessarily represent a complete invest-ment program and the Funds may be more susceptible to volatility than a fund investing in equity securities and non-equity securities, such as fixed in-come securities.


INVESTMENT POLICIES


The Trust is designed to provide investment alternatives that are consistent with Islamic principles. Islamic principles generally require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is not permitted by Islamic principles. More specifically, one of the most important teachings of Islam is the prohibition against all sources of unjustified enrichment in business trans-actions. This prohibition is designed to establish justice and eliminate exploitation in such transactions. One source of unjustified enrichment is receiving any monetary advantage in a business transaction without giving a just countervalue. The receipt of interest (i.e., the fixing in advance of a positive return on a loan) has been construed as an unjustified monetary reward. Islamic principles therefore do not permit the payment of interest on loans regardless of whether the return on the loan is a fixed or variable percentage of the principle, paid in advance or at maturity, or gifts or services are received as a condition for the loan. Due to the prohibition on the use of interest, the Funds will not invest their assets in any secur-ities that pay interest.



Islamic principles, however, do permit returns on investments which vary depending on the outcome of the business. Substantially all business financing in an economy operating under Islamic principles is therefore equity based with the investor sharing in the profits or losses of the business. Such financing transfers a fair share of the risk of the investment to the investor as well as the potential return. In light of these principles, the Funds may invest in the common stock of companies. As noted, investments in common stock are subject to market risk and the risk of price fluctuations and thus there is no guaranteed rate of return. As such, an investment in the common stock of companies is a permitted invest-ment under Islamic principles. The Funds will also be permitted to invest in the common stock of companies that have issued bonds or borrowed money from banks as the Adviser to the Funds (Income Achievers, Inc.) believes that few companies will have obtained their financing solely from issuing equities and the Funds only invest in the companies' common stock consistent with Islamic principles and not in any of the bonds or other debt issued by the company.



Islamic teachings also consider some activities as "haram" or prohibited including the consumption of alcohol or drugs, the eating of pork, gambling, pornography, abortion (except when performed based on medical advice to save the life of the mother), and, as noted above, interest-based lending. The Funds will not invest in businesses that are not consistent with Islamic principles including businesses involving liquor, wine, casinos, porno-graphy, gambling, the production or distribution of pork products, the production or distribution of contraceptives or birth control products (except for hospitals or pharmacies which may distribute such products as an incidental service to their general business), the performance of abortion-related services (except for hospitals or other medical facilities which perform abortion-related services based on medical advice to save the mother's life), credit unions, mortgage companies, banks and loan associations (that are not based on Islamic principles). The investment adviser to the Funds is not aware of any Islamic banks or loan associations whose securities are traded domestically. Furthermore, Islamic principles do not preclude the Funds from investing in companies in the tobacco industry or companies in the munitions and armament industry and thus the Funds may invest in such industries. The Funds will also not invest in insurance companies.



Notwithstanding the foregoing, the investment adviser recognizes that some companies or conglomerates may be involved in a variety of businesses and while their primary source of revenue is derived from a business consistent with Islamic principles, a small source of their revenue may be derived from an activity prohibited under Islamic teachings. In these cases, companies which are primarily engaged in businesses consistent with Islamic principles but receive a de minimis amount of their revenues from activities inconsistent with such principles shall be construed as consistent with Islamic teachings and permissible investments for the Funds.



Income Achievers, Inc. ("Income Achievers" or the "Adviser") is responsible for the selection of investments to meet the particular investment objectives of each separate Fund. The Adviser will also determine whether the securities are consistent with Islamic principles, subject to review by the Board of Trustees. The portfolio manager of the Funds and President of the Adviser, Qamaruddin Ali Yar Khan, is Muslim and is familiar with the basic tenets and core teachings of the Islamic faith. In selecting the potential investments, the Adviser may review, among other things, reports the issuers of the securities have filed with Securities and Exchange Commission, re-search reports prepared on the respective companies, financial publications, and any other publicly available information the Adviser deems necessary to determine whether the issuer's activities are consistent with Islamic principles.



The Adviser will make a good faith effort, using the best publicly available information obtainable by it, to identify those companies and other issuers of securities whose products, services and/or activities are substantially consistent with core Islamic teachings. To resolve any questions regarding the interpretation of Islamic principles, the Adviser may also from time to time as it deems necessary consult with Islamic religious organizations that specialize in the teachings and requirements of the Islamic faith. If the Adviser cannot resolve an issue, the Adviser will rely on the Board of Trustees for a final determination. To further help insure the issuers are consistent with Islamic principles, the Adviser will prepare a list of the Funds' holdings semi-annually for review by the Board of Trustees, together with a report regarding the business activities of the issuers of the port-folio securities. Each member of the Board of Trustees is Muslim and is familiar with the teachings of the Islamic religion. The members of the Board of Trustees will then make a good faith effort to determine whether the business of the issuers of the securities on the investment list is consistent with Islamic principles. If the Board of Trustees determines that the investment is inconsistent with Islamic principles, the Trustees will determine whether the securities should be divested. The Adviser will also review periodically, but at least quarterly, the information available on the portfolio securities to determine the securities continued consistency with the Fund's religious criteria. If information becomes available in-dicating that a portfolio security may no longer be consistent with the Islamic principles, the Adviser will notify the Board of Trustees. The Trustees will re-evaluate the issuer's activities with respect to compliance with Islamic teachings and will determine whether the stock of that company should be divested by the Fund. Immediate divesting may have an adverse impact on the investment performance of a Fund.


The policy of the Islamia Income Fund is to invest at least 80% of its assets in income-producing equity securities, such as dividend-paying common stocks.

Some assets may be held as cash to cover short-term needs such as redemp-tions. The Islamia Income Fund may invest up to 20% of its assets in non-income producing securities, including cash for short-term needs, for use in covered option writing to earn premium income.

Under normal circumstances, it is the policy of the Islamia Growth Fund to invest at least 80% of assets in common stocks. Investments in common stocks involve greater risk, and commensurately greater opportunity for reward, than some other investments, such as investments in short-term bonds and money market instruments. The value of investments in common stocks fluctuates and may be greater than or less than the investment made. The Islamia Growth Fund selects investments primarily on the expectation of increases in earnings and share price, and not current dividend-paying abil-ity. In addition, while the Funds may engage in covered option writing, they currently do not do so. The Funds also currently do not invest in preferred stock or warrants.

The policies outlined in this section can be changed if deemed appropriate by a majority of the Board of Trustees.

SHORT TERM INVESTMENTS

The Funds may use short-term income producing investments to the extent the Board of Trustees and the Adviser agree that those investments are consistent with Islamic principles. Short-term investments are securities which mature or have a remaining maturity of twelve months or less from the date of purchase. The Adviser does not know of any short-term investments which meet Islamic requirements that are currently available in the United States. Most ordinary mutual funds use a variety of investments which produce interest for short-term needs. Islamic principles prohibit the use of these interest-producing investments. If short-term Islamic investments become available in the future, the Funds have the power to use them.

FOREIGN SECURITIES

Each Fund may invest up to 10% of its assets in foreign securities not traded publicly in the U.S., but currently limit such investments to 5%. The Funds intend to invest only in foreign securities available for trading and settlement in the U.S., primarily in American Depository Receipts ("ADRs") for foreign securities. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. ADRs do not eliminate all the risk inherent in investing in foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers stock, the Fund avoids currency risks during the settlement period.

TEMPORARY INVESTMENTS

During uncertain market or economic conditions, the Funds may adopt a temporary, defensive position. The Funds cannot invest in interest-paying instruments frequently used by mutual funds for this purpose, such as U.S. government securities, certificates of deposits, commercial paper or short-term corporate notes, bonds or debentures. When markets are unattractive, the Adviser chooses between continuing to follow the Funds' investment policy or converting securities to cash for temporary, defensive purposes. This choice is based on the Adviser's evaluation of market conditions and the Funds' portfolio holdings. Accordingly, as a temporary defensive measure, each Fund may hold up to 100% of its assets in cash.

                              PORTFOLIO TURNOVER

Each Fund anticipates that its annual portfolio turnover will not exceed
100% under normal market conditions. A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within one year. In the event a Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains.

                           INVESTMENT RESTRICTIONS

In accordance with Islamic principles, the Funds shall not purchase bonds, debentures, or other interest-paying obligations of indebtedness. The Funds also may not make loans, lend portfolio securities, make short sales, or borrow money. Both Funds are diversified, and do not invest more than 5% of total assets in the securities of any one issuer. In addition, the Funds will not invest more than 25% of its assets in any particular industry.

The above restrictions are fundamental policies and may not be changed with-out prior approval by a majority of the outstanding shares of a Fund.
For additional information regarding the investment policies and restrictions of the Funds, see "Investment Objectives and Policies of the Funds" in the Statement of Additional Information.

                              INVESTMENT RESULTS


Shareholders receive a financial report showing the investments, income and expenses of your Fund every six months. You may obtain current share values any time by calling the Adviser at 888-786-9200.


                            HOW TO BUY FUND SHARES

Purchase Price


You may purchase shares of a Fund at a public offering price equal to the applicable net asset value per share plus an up-front sales load imposed at the time of purchase of 3% of the public offering price (3.093% of net amount invested). The applicable Fund receives the entire net asset value of all of its shares that are sold. Income Achievers is the Funds' dis-tributor and it retains the full sales charge.


The price at which you purchase shares of a Fund is based on the next cal-culation of the net asset value for shares of that Fund after the order is placed. The net asset value per share for each Fund is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business. See "Net Asset Value," below for a description of how net asset value is calculated.

Minimum Investment


Your first purchase of any Fund's shares needs to be for $2,000 or more. the shareholder may split the $2,000 initial investment between funds in-vesting $1,000 in each of the Islamia Growth Fund and Islamia Income Fund. Additional purchases may be in the amounts of $100 or more. These minimums may be changed at any time by the funds.

Opening an Account and Purchasing Shares

To open an account, complete and sign the Account Application. Make your check payable to the Islamia Growth Fund or Islamia Income Fund, whichever is applicable. Mail your completed Account Application, together with your check to: Income Achievers, Inc., 1553 Bloomingdale Road, Suite #900, Glendale Heights IL 60139. After your initial purchase, you may purchase additional shares by mailing to Income Achievers at the above address a check in the amount of your purchase made payable to the Islamia Growth Fund or Islamia Income Fund (whichever is applicable) and indicating your account number on the check.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash will not be accepted for the purchase of shares. If a check fails to clear, the purchase to which the check relates will be canceled and the prospective investor will be liable for any losses or fees incurred by the respective Fund and its transfer agent, including without limitation a $20 fee to cover bank handling charges for returning checks due to insuf-ficient funds. When purchases are made by check, the respective Fund can hold payment on redemption of shares so purchased until it is reasonably satisfied that the check has cleared.

The Funds will not issue certificates to represent Shares. If you choose to invest in a Fund, an account will be opened and maintained for you by Income Achievers, the Funds' transfer agent. With each purchase, you will receive a statement showing the details of the transaction and the current number and value of shares owned. You may purchase full and fractional shares, expressed to three decimal places. A change in registration or transfer of shares held in the name of your financial adviser's firm can only be made by an order in good form from the financial adviser acting on your behalf. The Funds reserve the right to reject any purchase order and to waive or increase minimum investment requirements. Subject to the rules and regulations of the Securities and Exchange Commission, the Funds reserve the right to suspend the continuous offering of its shares at any time, but no suspension shall affect your right of redemption as described below.


TAX-SHELTERED RETIREMENT PLANS.



Shares of the Funds are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals and in connection with Simplified Employee Pension Plans for employees. In order to receive the necessary materials to create an IRA account, please write to the Funds, c/o Income Achievers, 1553 Bloomingdale Road, Suite #900, Glendale Heights, IL 60139 or call 1-888-786-9200.


                          HOW TO REDEEM FUND SHARES

You may redeem your Fund shares at any time for cash at the net asset value next computed after the redemption instructions and any required documents are received in proper form, as described below. There is no charge for the redemption of any Fund's shares.

Written Request

You may redeem shares by sending a written request for redemption directly to Income Achievers, Inc., 1553 Bloomingdale Road, Suite #900, Glendale

Heights, IL 60139. Requests for redemption must be signed by each share-holder and, if the redemption proceeds exceed $50,000 or are payable other than to the shareholder of record at the address of record (which address may not have changed in the preceding 60 days), the signature must be guaranteed by a national bank or trust company, by a member of a national securities exchange or in such other manner as may be acceptable to the Fund. You will receive payment based on the net asset value per share next deter-mined after receipt by the Fund of a properly executed redemption request in proper form. A check for the redemption proceeds will be mailed to you within seven days after receipt of your redemption request. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. However, if any shares to be redeemed were purchased by check within 15 days prior to the date the redemption request is received, the Fund will not mail the redemption proceeds until the check received for the purchase of shares has cleared, which may take up to 15 days.

Telephone Request


If you have authorized telephone redemption and your account address has not changed within the last 60 days, you can redeem shares that are worth $50,000 or less by calling Income Achievers at 888-786-9200. While you or anyone authorized by you may make telephone redemption requests, redemption checks will be issued only in the name of the shareholder of record and will be mailed to the address of record. If your telephone request is received prior to 4:00 p.m. eastern time, the redemption check will normally be mailed the next business day. For requests received after 4:00 p.m. eastern time, the redemption will be effected at 4:00 p.m. eastern time the following business day and the check will normally be mailed on the second business day after the request.



If you have authorized redemption proceeds to be sent by wire, you can take advantage of the following expedited redemption procedures to redeem shares that are worth at least $1,000. You may make redemption requests for a wire transfer by calling Income Achievers at 888-786-9200. If a re-demption request is received by 4:00 p.m. eastern time, the redemption will be made as of 4:00 p.m. that day. If the redemption request is received after 4:00 p.m. eastern time, the redemption will be made as of 4:00 p.m. the following business day. Under this type of request, proceeds will nor-mally be wired on the second business day following the redemption, but may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day redemption proceeds would ordinarily be wired. The Fund reserves the right to charge a fee for this service.

To redeem by telephone, you need to complete the telephone redemption authorization section of the enclosed Application Form and return it to Income Achievers. If you did not authorize telephone redemption when you opened your account, you may obtain a telephone redemption authorization form by writing Income Achievers or by calling toll-free at 888-786-9200. Proceeds of share redemptions made by wire will be transferred by Federal Reserve wire only to the commercial bank account specified by the share-holder on the Application Form. You need to send a written request to Income Achievers in order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds. These requests must be signed by each account owner with signatures guaranteed by a national bank or trust company or by a member of a national security exchange or in such other manner as may be acceptable to the Fund.
Further documentation may be required from corporations, executors, trustees or personal representatives.


The Funds reserve the right to refuse telephone redemptions and, at its option, may limit the timing, amount or frequency of these redemptions. Telephone or wire redemption procedures may be modified or terminated at any time, on 30 days' notice, by the Fund. The Funds and Income Achievers will not be liable for following telephone instructions reasonably believed to be genuine. The Funds employ procedures reasonably designed to confirm that telephone instructions are genuine. These procedures may include recording all telephone instructions and requiring up to three forms of identification prior to acting upon a caller's instructions. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauth-orized or fraudulent telephone instructions.

General

Each Fund may suspend the right of redemption of their shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.


Except for the minimum investment requirements imposed on initial and sub-sequent purchases of Fund shares (as described under "Minimum Investment" in the "How to Buy Fund Shares" section), the Funds currently do not have a minimum total investment which must be maintained in the account. The Funds, however, may in the future from time to time establish a minimum total in-vestment for their Fund shareholders, and the Funds reserve the right to redeem your shares if your investment is less than the minimum after giving you at least 30 days' notice. If any minimum total investment is es-tablished, and if your account is below the minimum, you will be allowed
30 days following the notice in which to purchase sufficient shares to meet the minimum.

                        MANAGEMENT OF THE FUNDS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser under the Investment Management Agreement, is the responsibility of the Trust's Board of Trustees.

Investment Adviser

Income Achievers provides the Funds with overall investment advisory and administrative services under an Investment Management Agreement with the Trust. Subject to any policies established by the Trust's Board of Trustees, the Adviser makes investment decisions on behalf of each Fund, makes avail-able any research and statistical data, manages each Fund's business affairs, and supervises the acquisition and disposition of investments by the Fund. The Adviser also furnishes to the Trust, among other things, equipment, facilities, certain personnel to carry out the management of the Trust, and certain accounting and bookkeeping services as set forth in the Investment Management Agreement. The Adviser shall pay for all executive and other personnel, office space and office facilities that it is required to render under the Investment Management Agreement. The Adviser is also the dis-tributor and transfer agent of the Funds.

The Adviser was founded in 1995 and currently serves as investment adviser only to the Trust, but may in the future serve as investment adviser to other investment companies. The Adviser's principal mailing address is 1553 Bloomingdale Road, Suite #900, Glendale Heights IL 60139. Qamaruddin Ali Yar Khan, the Chairman, President and a Trustee of the Trust is a controlling person of the Adviser through his ownership of all of the common stock of the Adviser.

For its services, each Fund pays the Adviser an annual advisory fee of .8 of 1% of the Fund's average daily net assets. In addition to the fee paid to the Adviser, each Fund bears all of its other expenses including, but not limited to, telephone and other communications facilities, a pro rata portion of salary, fees and expenses (including legal fees) of those trust-ees, officers and employees of the Trust who are not officers, trustees or employees of the Adviser; taxes and governmental fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio se-curities; fees and expenses of the custodian and transfer agent, registrar and dividend disbursing agency; expenses of registering and qualifying shares for sale with the Securities and Exchange Commission and state securities commissions; accounting and legal costs; insurance premiums; expenses of maintaining the Fund's legal existence and of shareholder meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and fees and expenses of membership in industry organizations. For the first few years of operation, the Adviser may at its discretion bear some of these expenses.


Income Achievers also acts as transfer agent, maintaining all shareowner records for which it is paid a fee per account. For prompt response to all shareholder inquiries, please write to the Adviser at its address above or call 888-786-9200.

Portfolio Manager

Qamaruddin Ali Yar Khan has served as portfolio manager for the Funds since commencement of their operations. Mr. Khan received his bachelor of science from Osmania University in Hyderabad, India. Mr. Khan is a certified public accountant and has been Controller of Sonoscan, Inc. since 1990. Mr. Khan also is President and owner of Glenside Accounting & Tax Service. Mr. Khan does not have any prior experience managing a mutual fund portfolio.

                         PORTFOLIO TRANSACTIONS


Subject to the discretion of the Board of Trustees, the Adviser is respon-sible for the placement of the portfolio transactions of the Funds with brokers or dealers selected by the Adviser. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of overall quality and research services provided. In selecting broker-dealers and negotiating their commissions, the Adviser may take into account such factors as the firm's reliability, the quality of its execution services, its financial condition, and the sale of Fund shares.


                              NET ASSET VALUE

Each Fund's net asset value per share is determined as of the close of trad-ing (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. The Fund's net asset value may not be cal-culated on days during which the respective Fund receives no orders to pur-chase shares and no shares are tendered for redemption. Net asset value is calculated by taking the fair value of the Fund's total assets, including dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

HOW THE FUNDS SHOW PERFORMANCE

The Funds may quote their respective yield or total return in reports to shareholders, sales literature and advertisements. The Funds may also from time to time compare their investment results to various passive indices or other mutual funds with similar investment objectives. Comparative perfor-mance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the Statement of Additional Information for a more detailed discussion.

The yield of a Fund refers to the income generated by an investment in the Fund over a one-month period (which period will be stated in the advertise-ment). This income is then "annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a 12-month period and is shown as a percentage of the invest-ment. All total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Funds over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over a stated period of time. Yield and total return are based upon the historical results of the respective Fund and are not necessarily representative of the future performance of such Fund.

                          DISTRIBUTIONS AND TAXES

Each Fund intends to operate as a "Regulated Investment Company" under Sub-chapter M of the Internal Revenue Code, and therefore will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.


For federal income tax purposes, unless you are exempt from taxation or en-titled to a tax deferral, all dividends paid by a Fund that are derived from net investment income and net short-term capital gains are, to the extent of the Fund's current and accumulated earnings and profits, taxable as ordi-nary income, and distributions paid by a Fund from net long-term capital gains are taxable as long-term capital gain, whether received in cash or reinvested in additional shares. The capital gain holding period for this purpose is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. Long-term capital gain distributions received by individual shareholders are taxed at a maximum rate of 28%. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes.

Income dividends are usually distributed quarterly, and capital gains, if any, are usually distributed annually in December. When a dividend or capital gain is distributed, the Funds' net asset value decreases by the amount of the payment. Any such distribution will be subject to federal income tax, even if the distribution occurs shortly after a purchase of Fund shares. All dividends or capital gains distributions will automatically be reinvested in additional shares of the respective Fund at the then pre-vailing net asset value unless an investor specifically requests that either dividends or capital gains, or both, be paid in cash. The election to receive dividends or reinvest them may be changed by writing to: Income Achievers, Inc., 1553 Bloomingdale Road, Suite #900, Glendale Heights, IL 60139. Such notice needs to be received at least 5 days prior to the record date of any dividend or capital gain distribution.

Under certain circumstances, a corporate shareholder may be entitled to a dividends received deduction with respect to such shareholder's taxable dividends which are attributable to dividends received by the Fund on its equity securities.


If you do not furnish the applicable Fund with your correct social security number, employer identification number, or appropriate certification, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.


This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. A more detailed summary appears in the Statement of Additional Information. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

                        GENERAL INFORMATION

Custodian and Transfer Agent

The custodian of the assets of the Funds is Firstar Trust Company, located at 615 E. Michigan Street, Milwaukee, Wisconsin 53201. The custodian also provides certain accounting services to the Funds. The Funds' Adviser is also the Funds' transfer, shareholder services and dividend paying agent and therefore performs bookkeeping, data processing and administrative ser-vices for the maintenance of shareholder accounts.

Organization


Each Fund is a series of the Islamia Group of Funds (the "Trust"), an open-end diversified management investment company under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on December 23, 1996. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there are two series authorized and outstanding, each of which has only one class of shares.

Each share of a Fund has equal rights as to voting, redemption, dividends, and liquidation as the other shares of that Fund. On matters affecting an individual Fund (such as advisory contracts or changes in fundamental policy of a Fund) a separate vote of the shares of that Fund is required. Shares of a Fund are not entitled to vote on any matter not affecting that Fund. There are no conversion, preemptive or other subscription rights. The Board of Trustees has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.


In the interest of economy and convenience, certificates representing shares purchased will not be ordinarily issued. The investor, however, will have the same rights of ownership with respect to such shares as if certificates had been issued.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, share-holders of such a trust may, under certain circumstances, be held personally liable as partner for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or exe-cuted by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circum-stances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

Statement of Additional Information
[                      ]
Islamia Group of Funds
1553 Bloomingdale Road
Suite #900
Glendale Heights, IL  60137


ISLAMIA GROUP OF FUNDS

ISLAMIA INCOME FUND
ISLAMIA GROWTH FUND

This Statement of Additional Information is not a prospectus. A prospectus may be obtained from Income Achievers, Inc. at 1553 Bloomingdale Road, Suite #900, Glendale Heights, IL 60137. This Statement of Additional Information relates to, and should be read in conjunction with the prospectus for the
Funds, dated [            ].


                            TABLE OF CONTENTS
                                                                    PAGE
GENERAL INFORMATION                                                 B-1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS                     B-1
PORTFOLIO TURNOVER                                                  B-3
PERFORMANCE DATA                                                    B-3
MANAGEMENT OF THE FUNDS                                             B-5
PRINCIPAL HOLDERS OF SECURITIES                                     B-7
INVESTMENT ADVISORY AND OTHER SERVICES                              B-7
BROKERAGE ALLOCATION                                                B-8
PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED        B-10
DISTRIBUTION OF SHARES                                              B-10
TAX STATUS                                                          B-11
INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIANS                       B-15
FINANCIAL STATEMENTS                                                B-15


                           GENERAL INFORMATION


Islamia Income Fund and Islamia Growth Fund (individually a "Fund" and collectively, the "Funds") are series of the Islamia Group of Funds (the "Trust"), an open-end diversified series investment company. Each series of the Trust represents shares of beneficial interest in a separate port-folio of securities and other assets, with its own objectives and policies. Currently, two series of the Trust are authorized and outstanding. The Trust was organized on December 23, 1996 and the Funds have no prior ope-rating history.


Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

               INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The investment objectives and certain investment policies of each Fund are described in the Prospectus. All investments are subject to the overall policy of making investment decisions according to Islamic principles. The investment objectives of each Fund, as well as certain other policies and restrictions described in the Prospectus and herein are fundamental and may not be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

Fundamental investment restrictions limiting investments of the Funds provide that the Funds may not:


(1) issue senior securities, except the Funds may engage in certain tra-ding practices which are permitted under the Investment Company Act of 1940 and are consistent with Islamic principles;



(2)  purchase securities on margin or effect short sales of securities;



(3)  invest in oil, gas, or other mineral exploration leases and programs;



(4) purchase or sell real estate, real estate limited partnerships (except master limited partnerships that are publicly traded on a national securities exchange or Nasdaq's National Market System);


Page B-1


(5) purchase or sell commodities or commodity contracts including futures contracts;



(6)  make loans of cash or portfolio securities or borrow money or property;



(7) underwrite the securities of other issuers except that a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in connection with the purchase and sale of certain securities;



(8) purchase more than 10% of the outstanding voting securities of an issuer, or invest in a company to get control or manage it;



(9) invest more than 5% of the Fund's total assets in securities of an issuer;



(10) purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry;



(11) purchase or retain the securities of any issuer if the officers, directors, advisers, or managers of the Fund owning beneficially more than one and one-half of one percent of the securities of such issuer together own beneficially 5% of such securities; provided no officer or director shall be deemed to own beneficially securities held in other accounts managed by such person or held in employee or similar plans for which such person acts as trustee;



(12) purchase securities of other investment companies unless (a) such securities are consistent with the investment objectives of the Funds and the investment companies operate in a manner consistent with Islamic principles and (b) such purchase is in compliance with the Investment Company Act of 1940 and applicable state law. However, no such restriction shall apply to a purchase of investment company securities in connection with a merger, consolidation, acquisition or reorganization;



(13) purchase the securities of any issuer if, as a result, more than 10% of its total assets would be invested in the securities of issuers that, including predecessors or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles.


In addition to the foregoing fundamental restrictions, the Funds have adopted the following non-fundamental policies which may be changed by the Board of Trustees:

(1) each Fund has authority to invest up to 10% of its assets in foreign securities not publicly traded in the U.S. Although the Funds occasionally invest in such foreign securities, current policy limits such investments up to 5% of Fund assets. The Funds intend to invest only in foreign securities available for trading and settlement in the United States, primarily in American Depository Receipts ("ADRs") for foreign securities. These are certificates issued by United States banks, representing the right to receive securities of the foreign issuer deposited in that bank or a correspondent bank. The Adviser does not plan to invest the Funds' assets in foreign securities that are not traded and settled domestically;


(2) each Fund will not purchase or sell options, except each Fund has the power to use covered call options as a method to increase the income received from common stocks owned by that Fund. The Funds may sell (write) covered call options and purchase call options to close out call options previously written. The Funds currently do not write covered call options;



(3)  the Funds do not invest in preferred stock;



(4)  the Funds will not invest their net assets in warrants; and



(5) the Funds will not purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale, including securities that may be sold pursuant to Rule 144A under the Securities Act of 1933). Notwithstanding the foregoing, the Funds may invest up to 10% of its net assets in illiquid securities (excluding restricted securities) but cur-rently have no intention to do so.


If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

                                PORTFOLIO TURNOVER

The Trust places no restrictions on portfolio turnover and will buy or sell investments according to the Adviser's appraisal of the factors affect-ing the market and the economy.

                                PERFORMANCE DATA

The historical investment performance of the Funds may be shown in the form of "average annual total return," "cumulative total return," and "current yield." PERFORMANCE FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

The average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"). The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been rein-vested in Fund shares at net asset value on the reinvestment dates during the period.

Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

Current yield is computed in accordance with a formula prescribed by the SEC. Current yield is computed by dividing the net investment income per share earned, over a 30 day period for which the yield is presented, by the maximum offering price per share on the last day of the period, and annual-ize the results. The formula used is:

                  Yield=2{(a-b/cd +1)(to the power of 6) -1}

Where           a = dividends accrued during the period
                b = expenses accrued for the period (net of reimbursements)
                c = the average daily number of shares outstanding during
                    the period that were entitled to receive dividends
                d = the maximum offering price per share on the last day
                    of the period

The Funds have no interest income. For the purpose of computing yield, the Funds recognize dividend income by accruing 1/360 of the stated annual dividend rate of the security each day in the last 30 days that the security is in the portfolio.

In reports or other communications to shareholders or in advertising and sales literature, a Fund may compare its performance with that of other mutual funds as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Ser-vices ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA"), or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year by year, or other types of total return and performance figures. The Funds may use compar-ative performance as computed in a ranking by these or other independent services. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

The Funds may also compare themselves to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as, the Dow Jones Industrials, Standard & Poor's 500 Composite Stock Price Index, Wilshire 5000, Russell 2000, Dow Jones Utilities, Nasdaq Composite, New York Stock Exchange Composite and Ibbotson Common Stocks.

The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

All of the indexes and averages noted above will be obtained from the indi-cated sources or reporting services, which the Trust believes to be gen-erally accurate. A Fund may also note its mention or recognition in other newspapers, magazines or media from time to time. However, the Trust assumes no responsibility for the accuracy of such data.

                          MANAGEMENT OF THE FUNDS


The management of the Trust, including general supervision of the duties performed for the Fund under the Investment Management Agreement, is the responsibility of its Board of Trustees. The number of trustees of the Trust is fixed at 5, 2 of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and 3 of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk. In addition, Ms. Hussain, noted below as an interested person of the Trust, is also the daughter of Qamarrudin Ali Yar Khan.


                                                     POSITION AND OFFICES      PRINCIPAL OCCUPATIONS
NAME AND ADDRESS                        AGE          WITH TRUST                DURING PAST FIVE YEARS
Qamaruddin Ali Yar Khan*                53           Chairman, President and   President, Director, and
1553 Bloomingdale Road, Suite #900                   Trustee                   shareholder of Income
Glendale Heights, IL 60139                                                     Achievers, Inc. (since its
                                                                               inception in 1995 to present);
                                                                               Controller of Sonoscan, Inc.
                                                                               (manufacturer of ultrasonic test-
                                                                               ing equipment) (since 1990 to
                                                                               present) and manager of Sonoscan's
                                                                               accounting department (1987-1990);
                                                                               and owner of Glenside Accounting &
                                                                               Tax Services (since 1989).

Sharmeen F. Hussain*                    26           Treasurer/Trustee         Data Base Manager (since 1993 to
137 Horizon Circle                                                             present) and analyst (from 1990 to
Carol Stream, IL 60188                                                         1993) for Performance Analytics, Inc.,
                                                                               Certified Public Accountant for
                                                                               Consultant Coda Inc. (since
                                                                               March 1996 to present).

M. A. Rahman Khan                       60           Trustee                   President and Owner of
3705 Briar Lane                                                                Management Systems Ltd. (since
Hazel Crest, IL 60429                                                          1985 to present) (computer consult-
                                                                               ing organization); Professor of
                                                                               Computer Science at City
                                                                               Colleges of Chicago (since
                                                                               September, 1990 to present).

Syed Shamshad Hussain                   62           Trustee                   Managing Director of IQRA
1046 Longford Road                                                             International Education
Bartlett, IL  60103                                                            Foundation (since 1995 to
                                                                               present) (publisher of Islamic
                                                                               religious books); Manager at All
                                                                               State Insurance Company (from
                                                                               1968 to 1994).

Syed K. Raheemullah                     50           Trustee                   Member of the technical staff for
25 W. 181 Salem                                                                Lucent Technologies (since 1986
Naperville, IL  60540                                                          to present) (manufacturer of
                                                                               telephone equipment).

Although the Board of Trustees has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust, no Executive Committee has been established at this time.

The following table sets forth estimated compensation to be paid by the Trust to each of the trustees who are not designated "interested persons" during the Trust's first full fiscal year. The Trust has no retirement or pension plans. The officers and trustees affiliated with the Adviser serve without any compensation from the Trust.


                                                   TOTAL**
                             ESTIMATED*            COMPENSATION FROM
                             AGGREGATE             TRUST AND FUND
                             COMPENSATION          COMPLEX PAID TO
NAME OF TRUSTEE              FROM THE TRUST        TRUSTEES

M.A. Rahman Khan             $400                  $400
Syed Shamshad Hussain        $400                  $400
Syed K. Raheemullah          $400                  $400


* The estimated compensation to be paid by the Trust to the independent trustees for the current fiscal year.

** Independent Trustees serve only as trustees for the two Funds.

Each trustee who is not affiliated with the Adviser receives $100 per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled board meeting is held and $50 per day plus expenses for attendance by telephone at a meeting held on each day on which no regular board meeting is held. The annual fees and expenses are allocated between the Funds on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by Income Achievers.

                         PRINCIPAL HOLDERS OF SECURITIES


As of [                  ], [      ] owned all of the outstanding shares
of each Fund.

                      INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER


Income Achievers, Inc. acts as adviser to the Funds, with responsibility for the overall management of each Fund. Its address is 1553 Bloomingdale Road, Suite #900, Glendale Heights, IL 60137. Pursuant to its Investment Management Agreement, Income Achievers provides investment advisory and administrative services for the Funds. In performing its duties, the Adviser will also determine if the securities are in accordance with Islamic principles. Subject to the policies the Board of Trustees may determine, the Adviser makes investment decisions on behalf of each Fund, makes avail-able research and any statistical data therewith, and supervises the acquisition and disposition of investments by each Fund, including the selection of broker-dealers to carry out portfolio transactions. The Adviser will permit any of its officers and directors to serve without compensation from the Funds as trustees or officers of the Trust if elected to such positions.


Qamaruddin Ali Yar Khan, Chairman, President and a trustee of the Trust, is also President and sole shareholder of the Adviser. Accordingly, the Adviser is controlled by Mr. Khan by virtue of his stock ownership.

In addition to the advisory services noted above, the Adviser will also provide certain administrative services to the Trust, subject to the supervision of the Board of Trustees and the terms of the Investment Management Agreement. Under the Investment Management Agreement, the
Adviser will provide to the Trust facilities, equipment, statistical and research data, clerical, accounting and bookkeeping services, internal auditing and legal services, and personnel to carry out all management services required for operation of the business and affairs of the Funds other than those services performed by the Trust's distributor, custodian, transfer agent, accountant, and those services normally performed by the Trust's counsel and auditors. The Adviser at its own expense shall furnish all executive and other personnel, office space, and office facilities re-quired to render the investment management and administrative services set forth in the Investment Management Agreement. Unless expressly assumed by the Adviser, the Adviser shall not be obligated to pay any costs or expenses incidental to the organization, operations or business of the Trust. For its services, each Fund will pay the Adviser monthly a fee at the annual rate of .8 of 1% of the Fund's average daily net assets. In addition to the fee, each Fund bears all of its other expenses, including but not limited to, telephone and other communications facilities, a pro rata portion of salary, fees and expenses (including legal fees) of those trustees, officers and employees of the Funds who are not officers, dir-ectors or employees of the Adviser; interest expenses; fees and expenses of the custodian and transfer agent; taxes and government fees; brokerage commissions and other expenses incurred in acquiring or disposing of port-folio securities; expenses of registering and qualifying shares for sale with the SEC and state securities commissions; accounting costs (including those provided by the Adviser), legal costs; insurance premiums; expenses of maintaining the Fund's legal existence and of shareholders' meetings; ex-penses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and fees and expenses of membership in industry organizations. For the first few years of the Funds' operations, the Adviser may bear some of these expenses at its own discretion.


The Investment Management Agreement will continue in effect for a period of more than two years only so long as it is approved at least annually by the Trust's Board of Trustees or by a vote of the outstanding voting securities of the Fund and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agree-ment terminates automatically if it is assigned and may be terminated without penalty by either party upon at least 60 days' written notice. The Agree-ment provides that the Adviser shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, if such recom-mendation shall have been selected with due care and in good faith, except for loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.


Income Achievers also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Income Achievers furnishes to each shareholder a statement after each transaction, a historical state-ment at the end of each year showing all transactions during the year, and Form 1099 tax forms. Income Achievers also, on behalf of the Trust, responds to shareholders' questions or correspondence. Further, the transfer agent regularly furnishes the Funds with current shareholder lists and infor-mation necessary to keep the shares in balance with the Trust's records.
The mailing of all financial statements, notices and prospectuses to share-holders is performed by the transfer agent. The transfer agent maintains records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts.

As compensation for services as transfer agent and dividend disbursement agent, the Funds pay Income Achievers an annual fee of $10 per account. The Funds reimburse Income Achievers for any out-of-pocket expense for forms and mailing costs used in performing its functions.

                              BROKERAGE ALLOCATION


The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the nego-tiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio broker-age and principal business. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the respec-tive Adviser and its advisees. The best price to the Funds means the best net price without regard to the mix between purchase or sale price and commission, if any. Portfolio securities transactions will normally be effected through brokers on securities exchanges. Purchases may also be made from underwriters, dealers, and, on occasion, the issuers. Purchases and sales of portfolio securities through brokers involve a commission to the broker. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the portfolio manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. The Adviser may also consider sales of a Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the policy of obtaining best price and execution.


Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, pur-chasing or selling securities, and the availability of securities or pur-chasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In selecting brokers, the Adviser also considers investment and market information and other research, such as economic, securities, financial and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capa-bility, performance, and financial responsibility. Accordingly, the com-missions charged by any such broker may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Adviser or the Funds. The Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the re-search otherwise available to the Funds. The research supplied, however, may or may not be of value or used in making investment decisions for the Funds. Further, although as of the date of this Statement of Additional Information the Adviser did not have any advisory accounts other than the Funds, the Adviser may in the future advise other accounts. In such case, the Adviser may use such research in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to the Adviser under the Invest-ment Management Agreement are not reduced as a result of receipt by the Adviser of research services.

The Adviser seeks to allocate portfolio transactions equitably whenever con-current decisions are made to purchase or sell securities by the Funds or with another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

        PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

As described in the Prospectus, you may purchase shares of the Funds at a price equal to their net asset value plus an up-front sales charge. For information regarding the up-front sales charge, see "Summary of Fund Ex-penses" and "How to Buy Fund Shares" in the Prospectus. Set forth is an example of the method of computing the offering price of the shares of each of the Funds. The example assumes a purchase on [__________________] of shares from a Fund at a price based upon the net asset value of the shares.


Net Asset Value per share                                         $
Per Share Sales Charge-3% of public offering price
        (3.093% of net asset value)                               $
Per Share Offering Price to the Public                            $


Net asset value per share is determined by dividing the value of all se-curities and other assets, less liabilities, by the number of shares out-standing. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanks-giving Day and Christmas Holiday.

                            DISTRIBUTION OF SHARES


Income Achievers, the Funds' investment adviser, also acts as the distribu-tor of the shares of the Funds as provided by a distribution agreement with the Trust (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Income Achievers to be its agent for the distribution of the Funds' shares on a continuous offering basis. Income Achievers has agreed to use its "best efforts" to distribute the Funds' shares, but has not committed to purchase or sell any specific number of shares. The Distribution Agreement for the Funds shall continue in effect for a period of more than two years only so long as its continuance is ap-proved annually by the vote of the Trustees at a meeting called for such purpose. The Distribution Agreement will automatically terminate in the event of its assignment. Pursuant to the Distribution Agreement, Income Achievers may sell the Funds' shares directly to retail customers or to or through brokers, dealers, banks, or other qualified financial intermed-iaries. Under the Distribution Agreement, Income Achievers at its own expense will finance certain activities incident to the sale and distri-bution of the Funds' shares including, printing and distributing pros-pectuses and statements of additional information to other than existing shareholders, the printing and distributing of advertising and sales liter-ature (except such expenses shall not include expenses incurred by the Funds in connection with the preparation, printing and distribution of any report or other communication to shareholders in their capacity as such), and
giving of concessions to any dealers.   Income Achievers receives for its
services the excess, if any, of the sales price of a Fund's shares less the net asset value of those shares, and may reallow a majority or all of such amounts to any dealers who sold the shares.


                                TAX STATUS

The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler, counsel to the Trust.


As described in the Prospectus, each of the Funds intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund (i) must elect to be treated as a regulated investment company and (ii) for each taxable year thereafter, must satisfy certain requirements relating to the source of its income, diversi-fication of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: stock, securities and certain options, futures, or forward con-tracts, or foreign currencies but only if such currencies are not directly related to the Fund's principal business of investing in stock or securities (the "short-short test"). Third, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.



As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of its "investment company taxable income" (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its short-term capi-tal loss). In addition, to the extent the Fund timely distributes to shareholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistri-buted income of regulated investment companies. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax. A Fund may retain for investment its net capital gain. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to federal income tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities.
For federal income tax purposes, the tax basis of shares owned by a share-holder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain.


Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

If any of the Funds engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rule, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's se-curities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distri-butions to shareholders.

Prior to purchasing shares in one of the Funds, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution and will be subject to federal income tax to the extent it is a distribution of ordinary income or capital gain.


In any taxable year of a Fund, distributions from the Fund, other than distri-butions which are designated as capital gain dividends will to the extent of the earnings and profits on such Fund constitute dividends for Federal in-come tax purposes which are taxable as ordinary income to shareholders.
To the extent that distributions to a shareholder in any year exceed the Fund's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the shareholder's basis in his or her shares and, to the extent that they exceed his or her basis, will be treated as gain from the sale of such shares as discussed below. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for shareholders holding securities that are substantially identical to the Funds' securities. Distributions of the Fund's net capital gain which are properly designated as capital gain dividends by the Fund will be taxable to the shareholders as long-term capital gain, regardless of the length of time the shares have been held by a shareholder.



Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to share-holders of record on a specified date in one of those months and paid during the following January, will be treated as having been dis-tributed by each Fund (and received by the shareholders) on December 31 of the year such dividends are declared.



The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. If a shareholder holds shares for six months or less and subsequently sells such shares at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such shares during the six-month period or less that the shareholder owns the shares. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss).



Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%. However, it should be noted that legislative proposals are intro-duced from time to time that affect tax rates and could affect relative dif-ferences between at which ordinary income and capital gains are taxed. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances. Because some or all capital gains are taxed at a comparatively lower rate under the Revenue Reconciliation Act of 1993 (the "Tax Act"), the Tax Act includes a provi-sion that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effec-tive for transactions entered into after April 30, 1993. Shareholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in shares.



Under the Code, certain miscellaneous itemized deductions, such as invest-ment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Fund as long as the shares of the Fund are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the shares of the Fund are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncor-porate) shareholders in excess of the distributions received from the Fund.


All or a portion of a sales load paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemp-tion or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales load or with the payment of a reduced sales load pur-suant to the reinvestment or exchange privilege. Any disregarded portion of such load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distri-butions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder ac-quires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days be-ginning 30 days before and ending 30 days after such redemption or ex-change. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year, and distri-butions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identi-fication number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup with-holding.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends at a rate of 30% or such lower rate as pre-scribed by an applicable tax treaty.


A corporate shareholder may be entitled to a 70% dividends received deduc-tion with respect to any portion of such shareholder's ordinary income divi-dends which are attributable to dividends received by a Fund on certain portfolio securities (other than corporate shareholders, such as "S" cor-porations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accu-mulated earnings tax and the personal holding corporation tax). A Fund will designate the portion of any taxable dividend which is eligible for this deduction. However, a corporate shareholder should be aware that Sections
246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore shares of a Fund) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Regulations have been issued which address special rules that must be considered in determining whether the 46 days holding requirement is met. Moreover, the allowable percentage of the deduction will generally be reduced from 70% if a corporate shareholder owns Shares of the Fund the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced.
To the extent dividends received by a Fund are attributable to foreign corporations, a corporate shareholder will not be entitled to the dividends received deduction with respect to its share of such foreign dividends since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. It should be noted that payments to a Fund of dividends on portfolio securities that are at-tributable to foreign corporations may be subject to foreign withholding taxes. Corporate shareholders should consult with their tax advisers with respect to the limitations on, and possible modifications to, the dividends received deduction.



The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the federal income taxation of the Funds and their shareholders and relates only to the federal income tax status of the Fund and to the tax treatment of distributions by the Fund to United States shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders, as well as with respect to foreign, state and local tax conse-quences of ownership of Fund shares.


                 INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

Firstar Trust Company located at 615 E. Michigan Street, Milwaukee, Wiscon-sin 53201 is the custodian of the Funds. As custodian for the Funds, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of the Funds pays the authorized expenses of the Funds. When Fund shares are redeemed by investors, the proceeds are paid to the shareowner from an account at the custodian bank.


Arthur Andersen LLP are the independent accountants for the Trust and the Funds. The accountants will conduct an annual audit of the Funds and assist the Adviser in any accounting matters throughout the year.


                            FINANCIAL STATEMENTS

To be filed by pre-effective amendment.

PART C - OTHER INFORMATION

Item 24:  FINANCIAL STATEMENTS AND EXHIBITS

(a)       Financial Statements:

          Included in the Prospectus:

                 Not Applicable

          Included in Statement of Additional Information:


          Statements of Net Assets, [               ], for each Fund.


          Report of Independent Public Accountants dated
          [                       ].

(b)       Exhibits:


1(a).     Declaration of Trust of Registrant.(1)



1(b).     Certificate of Establishment and Designation of Series.(1)



2.        Bylaws of Registrant.(1)


3.        Not Applicable.

4.        Not Applicable.

5(a). Form of Investment Management Agreement between Registrant and Income Achievers, Inc.


6(a). Form of Distribution Agreement between Registrant and Income Achievers, Inc.(1)


7.        Not Applicable.


8.        Form of Custodian Agreement between Registrant and Firstar
          Trust Company.(1)


9(a).     Not applicable.

10(a).    Opinion and consent of Chapman and Cutler, dated
                       .*

11.       Consent of Independent Public Accountants.*

12.       Not Applicable.

13.       Subscription Agreement with                         .*

14.       Not Applicable.

15.       Not Applicable.

16.       Not Applicable.

17.       Financial Data Schedule.*

18.       Not applicable.

*To be filed by pre-effective amendment.


(1) Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

As of [                       ] the following information is furnished for
the Trust:

(1)                          (2)
Title of Series              Number of Record Holders

Islamia Income Fund          [_________]

Islamia Growth Fund          [_________]

ITEM 27.  INDEMNIFICATION

Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negli-gence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjud-icated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a pay-ment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other dis-position or a reasonable determination, based on a review of readily avail-able facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (PROVIDED that a majority of the Disinterested Trustees then in office act on the matter); or

(ii)  by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnifi-cation under this Section 4, PROVIDED that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (PROVIDED that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $[____________] (with a maximum deductible of $[____________]) against liability and ex-penses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.
In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnifi-cation by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The following table sets forth any other business, profession, vocation or employment of a substantial nature in which any director or officer of the Adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee.

                                                                 RELATIONSHIP WITH
NAME AND ADDRESS               POSITION WITH ADVISER             OTHER BUSINESSES
Qamaruddin Ali Yar Khan        President and sole shareholder    Chairman, President and
1553 Bloomingdale Road                                           Trustee of the Islamia Group
Suite #900                                                       of Funds; Controller of
Glendale Heights, IL 60137                                       Sonoscan, Inc.; President and
                                                                 owner of Glenside
                                                                 Accounting and Tax Services.

Sabera Khan                    Secretary                         Lab Manager of Vaughan's
1553 Bloomingdale Road                                           Seed Company.
Suite #900
Glendale Heights, IL 60137

ITEM 29.        PRINCIPAL UNDERWRITERS

(a) The Adviser acts as investment adviser and distributor to the Funds. The Adviser does not presently act as investment adviser or distributor to any other investment company.

(b)

NAME AND ADDRESS               POSITION WITH UNDERWRITER         POSITIONS AND OFFICES WITH REGISTRANT
Qamaruddin Ali Yar Khan        President and sole shareholder    Chairman, President and a
1553 Bloomingdale Road                                           Trustee of the Islamia Group.
Suite #900                                                       of Funds
Glendale Heights, IL
60137


Sabera Khan                    Secretary                         None.
1553 Bloomingdale Road
Suite #900
Glendale Heights, IL
60137

(c)  Not applicable.

ITEM 30.        LOCATION OF ACCOUNTS AND RECORDS

With the exception of those records maintained by the Custodian, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Income Achievers, 1553 Bloomingdale Road, Suite #900, Glendale Heights, IL 60137.

ITEM 31.        MANAGEMENT SERVICES

Not applicable.

ITEM 32.        UNDERTAKINGS

(a) Not applicable.

(b) The Registrant undertakes to file a post-effective amendment to its registration statement, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Share-holders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration State-ment to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Glendale Heights, State of Illinois, on the 18th day of July.

ISLAMIA GROUP OF FUNDS

By

/s/ Q. Ali Yar Khan
Qamaruddin Ali Yar Khan,
President

Pursuant to the requirements of the Securities Act of 1933, and the Invest-ment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                        TITLE                            DATE

  /s/ Q. Ali Yar Khan            Trustee, Chairman of the         July 18, 1997
                                 Board, and President
Qamaruddin Ali Yar Khan


                            EXHIBIT INDEX

                                                                                          SEQUENTIALLY
EXHIBIT                                                                                   NUMBERED
NUMBER                       EXHIBIT                                                      PAGE


1(a).                        Declaration of Trust of Registrant. (1)



1(b).                        Certificate of Establishment and Designation of Series. (1)



2.                           Bylaws of Registrant. (1)


3.                           Not Applicable.

4.                           Not Applicable.

5(a).                        Form of Investment Management Agreement between
                                Registrant and Income Achievers, Inc.


6(a).                        Form of Distribution Agreement between Registrant and
                                Income Achievers, Inc.(1)


7.                           Not Applicable.


8.                           Form of Custodian Agreement between Registrant and
                             Firstar Trust Company.(1)


9(a).                        Not applicable.

10(a).                       Opinion and consent of Chapman and Cutler, dated             .*

11.                          Consent of Independent Public Accountants.*

12.                          Not Applicable.

13.                          Subscription Agreement with                         .*

14.                          Not Applicable.

15.                          Not Applicable.

16.                          Not Applicable.

17.                          Financial Data Schedule.*

18.                          Not Applicable.

*To be filed by pre-effective amendment.


(1) Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.